Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of basic and diluted earnings per share

The following table contains the earnings (loss) per share of the Company for years ended December 31, 2022, 2021 and 2020 (in thousands except per share amounts):

Basic earnings per share	2022	2021	2020
Net income attributable to the shareholders of the Company	93,320	70,648	52,114
Weighted average number of outstanding common shares (thousands)	26,547	22,922	18,702
Basic earnings per common share (R$)	3.52	3.08	2.79

21.2.     Diluted

As of December 31, 2022, the Company had outstanding and unexercised options to purchase 6,167 thousand (2021 – 1,514 thousand and 2020 - 763 thousand) common shares which are included in diluted earnings per share calculation. For years ended December 31, 2022, 2021 and 2020, outstanding options were all anti-dilutive.

Diluted earnings per share	2022	2021	2020
Net income attributable to the shareholders of the Company	93,320	70,648	52,114
Weighted average number of outstanding common shares (thousands)	28,849	24,436	19,465
Diluted earnings per common share (R$)	3.23	2.89	2.68